BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of compliance and basis of presentation
Cash and cash equivalents	$ 56,285	$ 141,791	$ 280,293
Working capital excluding the current portion of long-term debt	40,557
Current portion of long-term debt including accumulated interest	374,966
Senior secured term credit facility
Statement of compliance and basis of presentation
Current portion of long-term debt including accumulated interest	$ 365,890
Percentage of extension fee on maturity period extension	2.50%